COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

18.    COMMITMENTS AND CONTINGENCIES

a)   Capital commitments

As of December 31, 2015, the Company’s commitments to purchase property, plant and equipment and prepaid land use right associated with the Company’s production of solar wafers, cells and modules and development and construction of project assets is approximately $291 million.

b)   Materials purchase commitments

In order to better manage the Company’s unit costs and to secure adequate and timely supply of polysilicon and wafer materials, the Company entered into a number of multi-year supply agreements with periods from 2008 through 2020 for quantities that are expected to meet the Company’s anticipated production needs. Pursuant to the original terms of these agreements, the Company was required to purchase fixed or minimum quantities of polysilicon and wafer at fixed prices. During 2012, the Company renegotiated and revised the pricing terms of the supply agreements with these suppliers. Under the terms of the revised supply agreements, the Company commits to purchase the minimum quantities at the prevailing market prices at the time of the purchase during 2015 to 2020 as follows:

Year ending December 31	Wafer (Piece in Million)	Polysilicon (Metric Ton)
2016	625	2,650
2017	625	2,650
2018	625	2,650
2019	625	2,650
2020	625	2,650

Total	3,125	13,250

In addition, in order to better manage the Company’s unit costs of production, the Company also entered into a long-term wafer slicing service agreement with Youze, a related party, for periods from 2014 through 2016. The Company commits to procure the minimum quantities of wafer which is processed by Youze, at the prevailing market prices at the time of the purchase till the year ended December 31, 2016 as follows:

Year ending December 31	(Megawatts)
2016	600

Total	600

The Company also renegotiated with a supplier during 2012 on the pricing terms of take-or-pay contracts for the remaining procurement periods from 2015 to 2018. Pursuant to the revised contract terms, the Company is obligated to purchase fixed quantities of polysilicon materials at a range of price subject to negotiation. To the extent that the Company fails to take delivery of the polysilicon materials based on the revised term for three consecutive months, the revised pricing terms are nullified, and the take-or-pay contracts will then be subject to the original fixed price terms. As of December 31, 2015, the amount of the fixed and determinable portion of the obligation with respect to these contracts based on the minimum price of the range is as follows:

Year ending December 31	$ in million
2016	34.4
2017	32.8
2018	32.0

Total	99.2

The Company’s total purchase under the above take-or-pay contracts was $63.6 million and $78.5 million, respectively, in 2014 and 2015. At the time of these purchases, the price per unit approximated the prevailing market price of the polysilicon materials in both 2014 and 2015.

The Company has made advances to suppliers where the Company has committed to purchase minimum quantities under some of the supply agreements. The Company does not require collateral or other security against its advances to related or third party suppliers. As a result, the Company’s claims for such prepayments would rank only as an unsecured claim, which exposes the Company to the credit risks of the suppliers. Also, the Company may not be able to recover all unutilized advances to suppliers if the Company does not purchase the minimum quantities or is unable to negotiate or renegotiate acceptable quantities, prices and delivery terms with these suppliers.

c)    Capital lease obligation

The company had several capital leases covering certain machinery and equipment that expire at various dates during the next five years. Future minimum capital lease payments are as follows:

Years Ending December 31,	$
2016	13,009,660
2017	10,985,094
2018	2,814,679
2019	2,814,679
2020	7,881,085
Total minimum lease payments	37,505,197
Less amounts representing interest	(4,551,564)

Present value of total minimum capital lease payments (at rates ranging from 4.68% to 7.41%)	32,953,633

Less: current portion of capital lease obligation	11,279,996

Capital lease obligation, excluding current portion	21,673,637

d)    Operating lease commitments

The Company entered into operating leases principally for its offices in the PRC, Europe and the US. The Company’s lease expense was $4,166,690, $4,012,062 and $5,203,951 for the years ended December 31, 2013, 2014 and 2015, respectively.

Future minimum operating lease payments are as follows:

Year ending December 31	$
2016	3,896,144
2017	2,199,024
2018	1,315,126
2019	1,103,474
2020	930,363
Thereafter	5,131,207

Total	14,575,338

e)    Contingencies

On October 11, 2012, the trustee of Solyndra LLC, a manufacturer of solar panels based in California, filed a lawsuit against the Company, including its subsidiary Trina Solar (U.S.), Inc., and other Chinese manufacturers of photovoltaic solar panels in the U.S. District Court in California. The plaintiff has asserted antitrust and related state-law claims against the defendants in this lawsuit. The plaintiff’s complaint alleges that defendants have violated Section 1 of the Sherman Antitrust Act by conspiring among each other and with additional co-conspirators to fix prices of solar panels by dumping products in the United States and to destroy fair competition in the U.S. market. The plaintiff similarly alleges conspiracy to fix prices and predatory pricing under California’s Cartwright Act and Unfair Practices Act. In addition, the plaintiff has brought state-law claims of tortious interference with existing agreements and tortious interference with prospective economic advantage, alleging that the defendants interfered with Solyndra’s existing agreements with its customers by selling their products to Solyndra’s customers at below-cost prices. On November 17, 2015, the Company entered into a settlement agreement with Solyndra, pursuant to which the Company paid $45.0 million on December 31, 2015. The Company and Solyndra have agreed to a release of all claims and a dismissal with prejudice of the claims against the Company, and the Company has not admitted to any wrongdoing or any validity to the allegations made against it in the lawsuit. On January 4, 2016, the district court dismissed Solyndra’s claims against the Company.

On October 4, 2013, the liquidating trustee for Energy Conversion Devices (“ECD”) filed an antitrust and unfair trade practice lawsuit against Trina Solar and other China-based solar manufacturers in the U.S. District Court for the Eastern District of Michigan. The complaint is substantially similar to the complaint filed by Solyndra’s liquidating trustee against the same defendants a year earlier in the Northern District of California. The plaintiff’s complaint alleges that defendants have violated Section 1 of the Sherman Antitrust Act by conspiring among each other and with additional co-conspirators to fix prices of solar panels by dumping products in the United States and to destroy fair competition in the U.S. market. The plaintiff similarly alleges conspiracy to fix prices and predatory pricing under Michigan’s Antitrust Reform Act.  The defendants filed a motion to dismiss the complaint in its entirety on April 18, 2014. The district court granted defendants’ motion to dismiss on October 31, 2014, and later denied plaintiff’s motion for reconsideration and motion to amend its complaint.  ECD appealed the district court’s rulings to the United States Court of Appeals for the Sixth Circuit.  ECD filed its appellate brief on December 17, 2015, and filed unredacted form of its appellate brief on January 29, 2016.  Defendants-Appellees, including the Company, filed a response brief on March 2, 2016.  ECD’s reply is due on April 4, 2016.

As of April 19, 2016, it is difficult to fully evaluate the claims and determine the likelihood of an unfavorable outcome or provide an estimate of the amount of any potential loss because (i) this matter was at its early stages of the proceeding; (ii) it is uncertain how the United States Court of Appeals for the Sixth Circuit will rule on the plaintiff’s appellate brief; (iii) there is a lack of any discovery related specially to the Energy Conversion Devices Matter, including any discovery of Energy Conversion Devices itself; and (iv) there is a lack of any expert reports related to damages in the Energy Conversion Devices. As a result, the Company believes that information available to the Company did not indicate that it is probable that a loss had been incurred, or the amount of the loss can be reasonably estimated. Accordingly, no accrual was made as of December 31, 2015.  In addition, given the aforementioned difficulties, the Company believes it is impossible to estimate any possible loss or range of losses for disclosure purpose.